Form N-1A Supplement	Feb. 18, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® Bridgewater® All Weather® ETF
SPDR® Galaxy Digital Asset Ecosystem ETF
SPDR® Galaxy Hedged Digital Asset Ecosystem ETF
SPDR® Galaxy Transformative Tech Accelerators ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated February 18, 2026 to each Fund’s currently effective Prospectus, Summary Prospectus, and
Statement of Additional Information (“SAI”) as may be supplemented from time to time.
Effective March 1, 2026 (the “Effective Date”), the name of each Fund will change.
Accordingly, as of the Effective Date, all references to the Funds’ names in their respective
Prospectus, Summary Prospectuses and SAI will be updated as follows:

Current Fund Name	New Fund Name

SPDR® Bridgewater® All Weather® ETF	State Street® Bridgewater® All Weather® ETF

SPDR® Galaxy Digital Asset Ecosystem ETF	State Street® Galaxy Digital Asset Ecosystem ETF

SPDR® Galaxy Hedged Digital Asset Ecosystem ETF	State Street® Galaxy Hedged Digital Asset Ecosystem ETF

SPDR® Galaxy Transformative Tech Accelerators ETF	State Street® Galaxy Transformative Tech Accelerators ETF
These changes will not result in any changes to the Funds’ Investment Objectives,
Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR Galaxy Digital Asset Ecosystem ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® Bridgewater® All Weather® ETF
SPDR® Galaxy Digital Asset Ecosystem ETF
SPDR® Galaxy Hedged Digital Asset Ecosystem ETF
SPDR® Galaxy Transformative Tech Accelerators ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated February 18, 2026 to each Fund’s currently effective Prospectus, Summary Prospectus, and
Statement of Additional Information (“SAI”) as may be supplemented from time to time.
Effective March 1, 2026 (the “Effective Date”), the name of each Fund will change.
Accordingly, as of the Effective Date, all references to the Funds’ names in their respective
Prospectus, Summary Prospectuses and SAI will be updated as follows:

Current Fund Name	New Fund Name

SPDR® Bridgewater® All Weather® ETF	State Street® Bridgewater® All Weather® ETF

SPDR® Galaxy Digital Asset Ecosystem ETF	State Street® Galaxy Digital Asset Ecosystem ETF

SPDR® Galaxy Hedged Digital Asset Ecosystem ETF	State Street® Galaxy Hedged Digital Asset Ecosystem ETF

SPDR® Galaxy Transformative Tech Accelerators ETF	State Street® Galaxy Transformative Tech Accelerators ETF
These changes will not result in any changes to the Funds’ Investment Objectives,
Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR Galaxy Transformative Tech Accelerators ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® Bridgewater® All Weather® ETF
SPDR® Galaxy Digital Asset Ecosystem ETF
SPDR® Galaxy Hedged Digital Asset Ecosystem ETF
SPDR® Galaxy Transformative Tech Accelerators ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated February 18, 2026 to each Fund’s currently effective Prospectus, Summary Prospectus, and
Statement of Additional Information (“SAI”) as may be supplemented from time to time.
Effective March 1, 2026 (the “Effective Date”), the name of each Fund will change.
Accordingly, as of the Effective Date, all references to the Funds’ names in their respective
Prospectus, Summary Prospectuses and SAI will be updated as follows:

Current Fund Name	New Fund Name

SPDR® Bridgewater® All Weather® ETF	State Street® Bridgewater® All Weather® ETF

SPDR® Galaxy Digital Asset Ecosystem ETF	State Street® Galaxy Digital Asset Ecosystem ETF

SPDR® Galaxy Hedged Digital Asset Ecosystem ETF	State Street® Galaxy Hedged Digital Asset Ecosystem ETF

SPDR® Galaxy Transformative Tech Accelerators ETF	State Street® Galaxy Transformative Tech Accelerators ETF
These changes will not result in any changes to the Funds’ Investment Objectives,
Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR Galaxy Hedged Digital Asset Ecosystem ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® Bridgewater® All Weather® ETF
SPDR® Galaxy Digital Asset Ecosystem ETF
SPDR® Galaxy Hedged Digital Asset Ecosystem ETF
SPDR® Galaxy Transformative Tech Accelerators ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated February 18, 2026 to each Fund’s currently effective Prospectus, Summary Prospectus, and
Statement of Additional Information (“SAI”) as may be supplemented from time to time.
Effective March 1, 2026 (the “Effective Date”), the name of each Fund will change.
Accordingly, as of the Effective Date, all references to the Funds’ names in their respective
Prospectus, Summary Prospectuses and SAI will be updated as follows:

Current Fund Name	New Fund Name

SPDR® Bridgewater® All Weather® ETF	State Street® Bridgewater® All Weather® ETF

SPDR® Galaxy Digital Asset Ecosystem ETF	State Street® Galaxy Digital Asset Ecosystem ETF

SPDR® Galaxy Hedged Digital Asset Ecosystem ETF	State Street® Galaxy Hedged Digital Asset Ecosystem ETF

SPDR® Galaxy Transformative Tech Accelerators ETF	State Street® Galaxy Transformative Tech Accelerators ETF
These changes will not result in any changes to the Funds’ Investment Objectives,
Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR Bridgewater All Weather ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® Bridgewater® All Weather® ETF
SPDR® Galaxy Digital Asset Ecosystem ETF
SPDR® Galaxy Hedged Digital Asset Ecosystem ETF
SPDR® Galaxy Transformative Tech Accelerators ETF
(each, a “Fund” and collectively, the “Funds”)
Supplement dated February 18, 2026 to each Fund’s currently effective Prospectus, Summary Prospectus, and
Statement of Additional Information (“SAI”) as may be supplemented from time to time.
Effective March 1, 2026 (the “Effective Date”), the name of each Fund will change.
Accordingly, as of the Effective Date, all references to the Funds’ names in their respective
Prospectus, Summary Prospectuses and SAI will be updated as follows:

Current Fund Name	New Fund Name

SPDR® Bridgewater® All Weather® ETF	State Street® Bridgewater® All Weather® ETF

SPDR® Galaxy Digital Asset Ecosystem ETF	State Street® Galaxy Digital Asset Ecosystem ETF

SPDR® Galaxy Hedged Digital Asset Ecosystem ETF	State Street® Galaxy Hedged Digital Asset Ecosystem ETF

SPDR® Galaxy Transformative Tech Accelerators ETF	State Street® Galaxy Transformative Tech Accelerators ETF
These changes will not result in any changes to the Funds’ Investment Objectives,
Principal Investment Strategies or Principal Risks of Investing in the Funds.